As filed with the Securities and Exchange Commission on December 28, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6872

Date of fiscal year end:  July 31, 2019

Date of reporting period:  October 31, 2018

Item 1. Schedules of Investments.

O'Shaughnessy All Cap Core Fund
Schedule of Investments
at October 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.71%
	Aerospace & Defense - 1.70%
293	Boeing Co.	$103,974
329	National Presto Industries, Inc.	41,016
414	Textron, Inc.	22,203
		167,193
	Airlines - 1.61%
503	American Airlines Group, Inc.	17,645
1,515	Delta Air Lines, Inc.	82,916
377	Southwest Airlines Co.	18,511
460	United Continental Holdings, Inc. *	39,335
		158,407
	Auto Components - 0.39%
290	Lear Corp.	38,541

	Beverages - 1.04%
333	Boston Beer Co., Inc. - Class A *	102,328

	Biotechnology - 2.49%
760	AbbVie, Inc.	59,166
894	Amgen, Inc.	172,354
187	Celgene Corp. *	13,389
		244,909
	Building Products - 0.22%
774	Continental Building Products, Inc. *	21,525

	Capital Markets - 2.99%
1,667	Ameriprise Financial, Inc.	212,109
448	Evercore Partners, Inc. - Class A	36,597
1,125	Moelis & Co. - Class A	45,405
		294,111
	Chemicals - 2.47%
261	Celanese Corp.	25,301
3,650	FutureFuel Corp.	59,860
613	LyondellBasell Industries NV - Class A #	54,722
436	Stepan Co.	36,009
1,462	Tredegar Corp.	27,193
561	Westlake Chemical Corp.	39,999
		243,084
	Commercial Banks - 7.10%
534	BB&T Corp.	26,251
801	Citigroup, Inc.	52,433
7,254	Fifth Third Bancorp	195,785
1,459	JPMorgan Chase & Co.	159,060
129	PNC Financial Services Group, Inc.	16,575
10,454	Regions Financial Corp.	177,404
1,119	SunTrust Banks, Inc.	70,117
		697,625

	Commercial Services & Supplies - 1.56%
204	Deluxe Corp.	9,631
2,565	Ennis, Inc.	49,658
920	Quad Graphics, Inc.	14,196
2,504	SP Plus Corp. *	80,028
		153,513
	Communications Equipment - 2.16%
2,794	Cisco Systems, Inc.	127,825
58	F5 Networks, Inc. *	10,166
2,538	Juniper Networks, Inc.	74,287
		212,278
	Computers & Peripherals - 0.59%
1,344	Western Digital Corp.	57,886

	Construction & Engineering - 1.34%
664	Comfort Systems USA, Inc.	35,511
953	EMCOR Group, Inc.	67,644
1,345	Primoris Services Corp.	28,474
		131,629
	Consumer Finance - 0.94%
152	Discover Financial Services	10,590
849	FirstCash, Inc.	68,260
483	Synchrony Financial	13,949
		92,799
	Diversified Consumer Services - 0.66%
3,021	K12, Inc. *	64,680

	Diversified Financial Services - 0.59%
1,321	Voya Financial, Inc.	57,807

	Electrical Equipment - 0.42%
253	Rockwell Automation, Inc.	41,677

	Electronic Equipment, Instruments & Components - 0.94%
619	CDW Corp.	55,716
439	Corning, Inc.	14,026
1,905	TTM Technologies, Inc. *	22,289
		92,031
	Energy Equipment & Services - 0.51%
3,888	FTS International, Inc. *	49,805

	Food & Staples Retailing - 3.65%
1,578	CVS Health Corp.	114,231
2,627	Kroger Co.	78,180
349	Sysco Corp.	24,894
533	US Foods Holding Corp. *	15,548
1,580	Walgreens Boots Alliance, Inc.	126,037
		358,890
	Food Products - 1.10%
3,026	Conagra Brands, Inc.	107,726

	Health Care Equipment & Supplies - 3.86%
1,781	CONMED Corp.	120,093
1,066	Haemonetics Corp. *	111,365
277	IDEXX Laboratories, Inc. *	58,757
170	Intuitive Surgical, Inc. *	88,601
		378,816

	Health Care Providers & Services - 4.11%
212	Anthem, Inc.	58,421
944	HCA Holdings, Inc.	126,052
195	Humana, Inc.	62,480
1,059	Premier, Inc. - Class A *	47,655
396	WellCare Health Plans, Inc. *	109,292
		403,900
	Health Care Technology - 0.25%
271	Veeva Systems, Inc. - Class A *	24,756

	Hotels, Restaurants & Leisure - 2.84%
1,149	BJ's Restaurants, Inc.	70,296
772	Brinker International, Inc.	33,466
384	Las Vegas Sands Corp.	19,596
617	Marriott International, Inc. - Class A	72,121
918	Yum! Brands, Inc.	82,996
		278,475
	Household Durables - 1.31%
206	Helen of Troy Ltd. *#	25,569
14	NVR, Inc. *	31,346
2,926	PulteGroup, Inc.	71,892
		128,807
	Household Products - 1.31%
1,449	Procter & Gamble Co.	128,497

	Insurance - 2.01%
1,382	Aflac, Inc.	59,523
1,987	MetLife, Inc.	81,845
601	Prudential Financial, Inc.	56,362
		197,730
	Internet & Direct Marketing Retail - 0.82%
3,610	1-800-Flowers.com, Inc. - Class A *	37,725
1,479	eBay, Inc. *	42,935
		80,660

	Internet Software & Services - 0.82%
2,776	Blucora, Inc. *	80,282

	IT Services - 5.07%
621	Broadridge Financial Solutions, Inc.	72,620
1,454	DXC Technology Co.	105,895
927	Perficient, Inc. *	23,194
1,637	Total System Services, Inc.	149,213
1,395	Travelport Worldwide Ltd. #	20,869
988	Unisys Corp. *	18,189
215	Visa, Inc. - Class A	29,638
4,343	Western Union Co.	78,348
		497,966
	Life Sciences Tools & Services - 0.52%
415	IQVIA Holdings, Inc. *	51,016

	Machinery - 0.76%
927	Hillenbrand, Inc.	44,403
240	IDEX Corp.	30,437
		74,840

	Media - 4.15%
11,619	Gannett Co., Inc.	112,704
390	Omnicom Group, Inc.	28,985
3,296	Viacom, Inc. - Class B	105,406
1,402	Walt Disney Co.	160,992
		408,087
	Metals & Mining - 0.66%
5,520	Freeport-McMoRan, Inc.	64,308

	Multi-line Retail - 1.86%
888	Kohl's Corp.	67,248
1,250	Macy's, Inc.	42,863
861	Target Corp.	72,005
		182,116
	Oil, Gas & Consumable Fuels - 6.30%
648	Arch Coal, Inc. - Class A	62,143
1,492	ConocoPhillips	104,291
1,881	Marathon Petroleum Corp.	132,516
962	Peabody Energy Corp.	34,103
925	Phillips 66	95,109
1,574	Renewable Energy Group, Inc. *	48,920
1,552	Valero Energy Corp.	141,372
		618,454
	Paper & Forest Products - 0.93%
1,951	Boise Cascade Co.	60,071
1,127	Verso Corp. - Class A *	31,680
		91,751
	Personal Products - 0.76%
355	Medifast, Inc.	75,146

	Pharmaceuticals - 1.86%
72	Johnson & Johnson	10,079
1,156	Mallinckrodt PLC *#	28,969
581	Merck & Co., Inc.	42,767
2,350	Pfizer, Inc.	101,191
		183,006
	Professional Services - 1.26%
581	ASGN, Inc. *	38,973
282	FTI Consulting, Inc. *	19,489
882	ICF International, Inc.	64,950
		123,412
	Real Estate Management & Development - 0.66%
1,004	Altisource Portfolio Solutions SA *#	25,331
518	RMR Group, Inc. - Class A	39,306
		64,637
	Road & Rail - 1.82%
3,738	ArcBest Corp.	138,755
2,093	Marten Transport Ltd.	40,311
		179,066
	Semiconductors & Semiconductor Equipment - 3.99%
216	Applied Materials, Inc.	7,102
225	Lam Research Corp.	31,889
684	Mellanox Technologies Ltd. *#	57,928
4,461	Micron Technology, Inc. *	168,269
2,132	ON Semiconductor Corp. *	36,244
708	SMART Global Holdings, Inc. *#	19,831
758	Texas Instruments, Inc.	70,365
		391,628

	Software - 6.75%
250	Adobe Systems, Inc. *	61,440
3,312	Cadence Design Systems, Inc. *	147,616
1,074	CDK Global, Inc.	61,476
1,955	Citrix Systems, Inc. *	200,329
863	Intuit, Inc.	182,093
209	Oracle Corp.	10,208
		663,162
	Specialty Retail - 3.91%
239	Aaron's, Inc.	11,264
402	Abercrombie & Fitch Co. - Class A	7,919
3,217	Best Buy Co., Inc.	225,705
401	Caleres, Inc.	13,714
1,070	Gap, Inc.	29,211
401	Lowe's Companies, Inc.	38,183
1,412	Shoe Carnival, Inc.	57,511
		383,507
	Technology Hardware, Storage & Peripherals - 1.98%
4,824	Seagate Technology PLC #	194,070

	Textiles, Apparel & Luxury Goods - 1.32%
1,020	Deckers Outdoor Corp. *	129,713

	Tobacco - 0.24%
988	Pyxus International, Inc. *	23,455

	Trading Companies & Distributors - 1.33%
707	HD Supply Holdings, Inc. *	26,562
366	W.W. Grainger, Inc.	103,933
		130,495
	Wireless Telecommunication Services - 0.78%
1,119	T-Mobile U.S., Inc. *	76,707

	Total Common Stocks (Cost $9,775,360)	9,696,909

	Total Investments in Securities (Cost $9,775,360) - 98.71%	9,696,909
	Other Assets in Excess of Liabilities - 1.29%	126,824
	Net Assets - 100.00%	$9,823,733

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services, LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Enhanced Dividend Fund
Schedule of Investments
at October 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.70%
	Airlines - 4.26%
2,484	Delta Air Lines, Inc.	$135,949
3,880	Deutsche Lufthansa AG - ADR	77,969
11,280	International Consolidated Airlines Group SA - ADR	174,276
		388,194
	Auto Components - 0.40%
741	Magna International, Inc. #	36,487

	Automobiles - 3.89%
1,280	Honda Motor Co. Ltd. - ADR	36,480
4,784	Nissan Motor Co. Ltd. - ADR	86,877
17,193	Subaru Corp. - ADR	231,590
		354,947

	Biotechnology - 0.92%
1,225	Gilead Sciences, Inc.	83,520

	Capital Markets - 3.21%
1,790	Ameriprise Financial, Inc.	227,760
13,871	Nomura Holdings, Inc. - ADR	65,194
		292,954
	Chemicals - 5.37%
721	BASF SE - ADR	13,843
4,238	LyondellBasell Industries NV - Class A #	378,326
2,229	Sinopec Shanghai Petrochemical Co. Ltd. - ADR	97,742
		489,911
	Commercial Banks - 10.94%
4,023	Australia & New Zealand Banking Group Ltd. - ADR	74,003
7,375	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR	46,315
11,725	BNP Paribas SA - ADR	304,733
239	Citigroup, Inc.	15,645
954	Fifth Third Bancorp	25,748
763	JPMorgan Chase & Co.	83,182
5,299	Mitsubishi UFJ Financial Group, Inc. - ADR	31,900
10,892	Mizuho Financial Group, Inc. - ADR	37,468
42,857	Societe Generale SA - ADR	312,856
1,561	Woori Bank - ADR	64,844
		996,694
	Consumer Finance - 1.17%
1,085	Discover Financial Services	75,592
1,075	Synchrony Financial	31,046
		106,638
	Diversified Financial Services - 1.94%
2,190	ORIX Corp. - ADR	177,105

	Diversified Telecommunication Services - 2.86%
6,969	BT Group PLC - ADR	106,208
313	China Telecom Corp. Ltd. - ADR	14,673
2,966	Nippon Telegraph & Telephone Corp. - ADR	120,123
1,837	Telstra Corp. Ltd. - ADR	20,134
		261,138
	Electronic Equipment, Instruments & Components - 0.20%
292	Hitachi Ltd. - ADR	17,869

	Food & Staples Retailing - 6.23%
10,764	Koninklijke Ahold Delhaize NV - ADR	246,356
6,473	Kroger Co.	192,636
1,612	Walgreens Boots Alliance, Inc.	128,589
		567,581
	Food Products - 0.93%
1,795	Archer-Daniels-Midland Co.	84,814

	Health Care Providers & Services - 0.27%
182	HCA Holdings, Inc.	24,302

	Household Durables - 0.81%
1,787	Electrolux AB - ADR	74,098

	Insurance - 8.61%
20,477	Aegon NV - ADR	124,500
4,302	Allianz SE - ADR	89,396
19,264	Aviva PLC - ADR	209,400
6,556	AXA SA - ADR	163,671
1,371	MetLife, Inc.	56,471
1,506	Prudential Financial, Inc.	141,233
		784,671
	IT Services - 1.39%
1,101	International Business Machines Corp.	127,088

	Media - 7.44%
3,118	Interpublic Group of Companies, Inc.	72,213
4,030	Omnicom Group, Inc.	299,510
9,585	Viacom, Inc. - Class B	306,528
		678,251
	Metals & Mining - 5.91%
1,391	ArcelorMittal - ADR	34,622
2,819	Freeport-McMoRan, Inc.	32,841
1,463	POSCO - ADR	84,298
7,844	Rio Tinto PLC - ADR	386,631
		538,392
	Multi-line Retail - 5.36%
1,452	Kohl's Corp.	109,960
1,361	Macy's, Inc.	46,669
3,974	Target Corp.	332,346
		488,975
	Office Electronics - 1.08%
3,508	Canon, Inc. - ADR	98,855

	Oil, Gas & Consumable Fuels - 11.15%
3,903	China Petroleum & Chemical Corp. - ADR	314,816
447	CNOOC Ltd. - ADR	75,655
5,292	LUKOIL PJSC - ADR	394,995
366	Marathon Petroleum Corp.	25,785
4,387	Repsol YPF SA - ADR	78,242
1,398	Valero Energy Corp.	127,344
		1,016,837
	Semiconductors & Semiconductor Equipment - 0.34%
216	Lam Research Corp.	30,614

	Specialty Retail - 3.58%
4,646	Best Buy Co., Inc.	325,963

	Technology Hardware, Storage & Peripherals - 2.79%
6,324	Seagate Technology PLC #	254,415

	Trading Companies & Distributors - 4.46%
1,216	Mitsui & Co. Ltd. - ADR	406,150

	Wireless Telecommunication Services - 5.19%
1,140	China Mobile Ltd. - ADR	53,067
19,528	Mobile TeleSystems - ADR	156,419
1,153	NTT DoCoMo, Inc. - ADR	27,568
9,110	SK Telecom Co. Ltd. - ADR	236,040
		473,094
	Total Common Stocks (Cost $9,391,554)	9,179,557

	Total Investments in Securities (Cost $9,391,554) - 100.70%	9,179,557
	Liabilities in Excess of Other Assets - (0.70)%	(63,793)
	Net Assets - 100.00%	$9,115,764

#	U.S. traded security of a foreign issuer.
ADR -	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services, LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	34.5%
Japan	14.5%
France	8.5%
Netherlands	8.1%
United Kingdom	7.6%
Russian Federation	6.0%
China	4.6%
Republic of Korea	4.2%
Ireland	2.8%
Spain	2.7%
Germany	2.0%
Hong Kong	1.4%
Australia	1.0%
Sweden	0.8%
Mexico	0.5%
Canada	0.4%
Luxembourg	0.4%
100.0%

O'Shaughnessy Market Leaders Value Fund
Schedule of Investments
at October 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 88.84%
	Aerospace & Defense - 1.12%
18,232	Spirit AeroSystems Holdings, Inc. - Class A	$1,531,670
5,871	Textron, Inc.	314,862
		1,846,532
	Airlines - 3.12%
52,989	American Airlines Group, Inc.	1,858,854
24,661	Delta Air Lines, Inc.	1,349,697
22,675	United Continental Holdings, Inc. *	1,938,939
		5,147,490
	Biotechnology - 2.79%
5,898	AbbVie, Inc.	459,159
21,470	Amgen, Inc.	4,139,201
		4,598,360
	Capital Markets - 4.40%
53,783	Ameriprise Financial, Inc.	6,843,349
13,672	Franklin Resources, Inc.	416,996
		7,260,345
	Chemicals - 1.45%
20,750	Celanese Corp.	2,011,505
4,194	LyondellBasell Industries NV - Class A #	374,398
		2,385,903
	Commercial Banks - 10.56%
6,974	Bank of America Corp.	191,785
23,884	BB&T Corp.	1,174,137
87,818	Citigroup, Inc.	5,748,566
3,063	Comerica, Inc.	249,818
212,360	Fifth Third Bancorp	5,731,596
229,490	Regions Financial Corp.	3,894,445
6,763	SunTrust Banks, Inc.	423,770
		17,414,117
	Communications Equipment - 4.16%
70,131	Cisco Systems, Inc.	3,208,493
124,854	Juniper Networks, Inc.	3,654,477
		6,862,970
	Consumer Finance - 3.15%
109,182	Ally Financial, Inc.	2,774,315
9,604	Discover Financial Services	669,111
60,772	Synchrony Financial	1,755,095
		5,198,521
	Containers & Packaging - 1.58%
80,576	Sealed Air Corp.	2,607,439

	Diversified Financial Services - 2.42%
91,046	Voya Financial, Inc.	3,984,173

	Electronic Equipment, Instruments & Components - 1.75%
90,178	Corning, Inc.	2,881,187

	Food & Staples Retailing - 4.16%
92,688	Kroger Co.	2,758,395
41,259	Sysco Corp.	2,943,004
14,656	Walgreens Boots Alliance, Inc.	1,169,109
		6,870,508
	Food Products - 3.85%
145,958	Conagra Brands, Inc.	5,196,105
26,308	General Mills, Inc.	1,152,290
		6,348,395
	Health Care Providers & Services - 0.80%
11,073	DaVita, Inc. *	745,656
4,630	McKesson Corp.	577,639
		1,323,295
	Hotels, Restaurants & Leisure - 3.88%
19,104	Marriott International, Inc. - Class A	2,233,067
10,453	Starbucks Corp.	609,096
39,364	Yum! Brands, Inc.	3,558,899
		6,401,062
	Household Durables - 1.17%
78,831	PulteGroup, Inc.	1,936,878

	Household Products - 1.75%
32,513	Procter & Gamble Co.	2,883,253

	Insurance - 6.52%
12,766	Aflac, Inc.	549,832
7,882	American International Group, Inc.	325,448
8,899	Aon PLC #	1,389,846
59,102	Hartford Financial Services Group, Inc.	2,684,413
141,021	MetLife, Inc.	5,808,655
		10,758,194
	Internet & Direct Marketing Retail - 0.30%
17,125	eBay, Inc. *	497,139

	IT Services - 2.19%
200,104	Western Union Co.	3,609,876

	Machinery - 0.68%
13,597	Dover Corp.	1,126,376

	Media - 1.71%
145	Charter Communications, Inc. - Class A *	46,454
24,074	Walt Disney Co.	2,764,417
		2,810,871
	Multi-line Retail - 1.96%
26,672	Kohl's Corp.	2,019,871
14,493	Target Corp.	1,212,050
		3,231,921

	Oil, Gas & Consumable Fuels - 10.97%
57,674	Anadarko Petroleum Corp.	3,068,257
40,186	ConocoPhillips	2,809,001
94,307	Marathon Petroleum Corp.	6,643,928
28,479	Phillips 66	2,928,211
29,063	Valero Energy Corp.	2,647,349
		18,096,746
	Road & Rail - 2.00%
8,892	CSX Corp.	612,303
18,398	Union Pacific Corp.	2,690,156
		3,302,459

	Software - 4.11%
33,885	CDK Global, Inc.	1,939,577
47,241	Citrix Systems, Inc. *	4,840,785
		6,780,362
	Specialty Retail - 2.50%
42,942	Best Buy Co., Inc.	3,012,811
11,652	Lowe's Companies, Inc.	1,109,503
		4,122,314
	Technology Hardware, Storage & Peripherals - 1.66%
68,165	Seagate Technology PLC #	2,742,278

	Textiles, Apparel & Luxury Goods - 0.04%
800	VF Corp.	66,304

	Tobacco - 0.77%
19,516	Altria Group, Inc.	1,269,321

	Trading Companies & Distributors - 1.32%
46,458	HD Supply Holdings, Inc. *	1,745,427
1,533	W.W. Grainger, Inc.	435,326
		2,180,753
	Total Common Stocks (Cost $153,773,535)	146,545,342

	Total Investments in Securities (Cost $153,773,535) - 88.84%	146,545,342
	Other Assets in Excess of Liabilities - 11.16%	18,416,626
	Net Assets - 100.00%	$164,961,968

* Non-income producing security.
# U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services, LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Small Cap Value Fund
Schedule of Investments
at October 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.93%
	Aerospace & Defense - 0.27%
1,945	Vectrus, Inc. *	$52,126

	Airlines - 0.82%
4,495	Hawaiian Holdings, Inc.	155,572

	Auto Components - 0.49%
1,174	American Axle & Manufacturing Holdings, Inc. *	17,810
2,537	Tower International, Inc.	75,323
		93,133
	Automobiles - 0.13%
874	Winnebago Industries, Inc.	24,087

	Biotechnology - 0.35%
1,365	Eagle Pharmaceuticals, Inc. *	67,213

	Building Products - 1.83%
149	Armstrong Flooring, Inc. *	2,317
12,439	Continental Building Products, Inc. *	345,929
		348,246
	Capital Markets - 3.58%
17,669	GAIN Capital Holdings, Inc.	134,991
3,482	Oppenheimer Holdings, Inc. - Class A	107,106
23,064	Waddell & Reed Financial, Inc. - Class A	439,830
		681,927
	Chemicals - 3.11%
1,458	AdvanSix, Inc. *	40,445
7,918	FutureFuel Corp.	129,855
4,078	Stepan Co.	336,802
4,560	Tredegar Corp.	84,816

	Commercial Banks - 4.26%
1,049	Bank of N.T. Butterfield & Son Ltd. #	42,264
2,423	Flushing Financial Corp.	54,978
19,839	Hilltop Holdings, Inc.	394,796
16,725	Hope Bancorp, Inc.	242,178
4,000	Opus Bank	75,960
		810,176

	Commercial Services & Supplies - 3.64%
6,934	ACCO Brands Corp.	55,957
4,613	Deluxe Corp.	217,780
9,543	Ennis, Inc.	184,752
3,599	Herman Miller, Inc.	118,587
2,048	Quad Graphics, Inc.	31,601
2,636	SP Plus Corp. *	84,247
		692,924
	Communications Equipment - 1.41%
3,772	InterDigital, Inc.	267,623

	Construction & Engineering - 2.04%
5,463	EMCOR Group, Inc.	387,764

	Consumer Finance - 1.66%
925	Enova International, Inc. *	21,876
4,307	Nelnet, Inc. - Class A	242,441
1,693	PRA Group, Inc. *	52,212
		316,529
	Diversified Consumer Services - 0.54%
4,790	K12, Inc. *	102,554

	Diversified Financial Services - 0.82%
8,473	Cannae Holdings, Inc. *	156,496

	Electrical Equipment - 1.46%
3,061	Atkore International Group, Inc. *	58,955
2,061	EnerSys, Inc.	163,994
880	Preformed Line Products Co.	55,616
		278,565
	Electronic Equipment, Instruments & Components - 4.38%
3,508	Fabrinet *#	151,967
497	Kimball Electronics, Inc. *	9,145
2,299	Sanmina Corp. *	58,165
806	Tech Data Corp. *	56,952
17,699	TTM Technologies, Inc. *	207,078
19,156	Vishay Intertechnology, Inc.	350,555
		833,862
	Energy Equipment & Services - 2.36%
6,637	Diamond Offshore Drilling, Inc. *	94,113
10,735	FTS International, Inc. *	137,515
8,741	Mammoth Energy Services, Inc.	218,175
		449,803
	Food & Staples Retailing - 2.04%
2,956	Ingles Markets, Inc. - Class A	97,371
1,861	United Natural Foods, Inc. *	40,439
5,441	Weis Markets, Inc.	251,102
		388,912
	Food Products - 2.11%
1,676	Cal-Maine Foods, Inc.	81,571
3,248	Sanderson Farms, Inc.	319,571
		401,142

	Health Care Providers & Services - 2.97%
5,962	Cross Country Healthcare, Inc. *	52,644
2,945	National HealthCare Corp.	234,216
12,363	Patterson Companies, Inc.	279,157
		566,017
	Hotels, Restaurants & Leisure - 3.00%
3,585	Bloomin' Brands, Inc.	71,521
10,039	Brinker International, Inc.	435,191
1,333	Cheesecake Factory, Inc.	64,437
		571,149
	Household Durables - 1.72%
3,384	La-Z-Boy, Inc.	94,075
19,270	ZAGG, Inc. *	233,360
		327,435
	Insurance - 6.29%
519	American National Insurance Co.	63,962
3,446	CNA Financial Corp.	149,453
4,335	CNO Financial Group, Inc.	81,931
1,522	FBL Financial Group, Inc. - Class A	104,988
5,268	FedNat Holding Co.	113,420
1,274	Horace Mann Educators Corp.	50,043
666	Primerica, Inc.	73,087
1,594	Protective Insurance Corp. - Class B	36,742
2,630	Stewart Information Services Corp.	108,566
9,867	Universal Insurance Holdings, Inc.	414,217
		1,196,409
	Internet & Direct Marketing Retail - 0.64%
11,598	1-800-Flowers.com, Inc. - Class A *	121,199

	IT Services - 1.64%
5,504	Sykes Enterprises, Inc. *	168,808
9,551	Travelport Worldwide Ltd. #	142,883
		311,691
	Leisure Products - 0.72%
4,724	Nautilus, Inc. *	57,774
1,339	Sturm Ruger & Co., Inc.	79,523
		137,297
	Machinery - 1.76%
2,285	Global Brass & Copper Holdings, Inc.	72,252
1,271	Hurco Companies, Inc.	51,780
1,217	Hyster-Yale Materials Handling, Inc.	73,568
3,782	Meritor, Inc. *	64,256
4,859	Wabash National Corp.	73,371
		335,227
	Media - 3.14%
54,238	Gannett Co., Inc.	526,109
2,469	Sinclair Broadcast Group, Inc. - Class A	70,712
		596,821

	Metals & Mining - 3.25%
927	Kaiser Aluminum Corp.	88,408
4,442	Schnitzer Steel Industries, Inc. - Class A	119,490
12,760	SunCoke Energy, Inc. *	142,912
2,853	Warrior Met Coal, Inc.	79,884
4,500	Worthington Industries, Inc.	188,460
		619,154
	Multi-line Retail - 1.33%
3,598	Dillard's, Inc. - Class A	253,371

	Oil, Gas & Consumable Fuels - 7.73%
948	Arch Coal, Inc. - Class A	90,913
10,305	CONSOL Energy, Inc. *	410,551
1,681	Contura Energy, Inc. *	122,629
3,090	CVR Energy, Inc.	132,870
4,584	Par Pacific Holdings, Inc. *	81,045
4,499	Peabody Energy Corp.	159,490
4,923	Renewable Energy Group, Inc. *	153,007
2,190	REX American Resources Corp. *	162,432
23,326	W&T Offshore, Inc. *	157,217
		1,470,154
	Paper & Forest Products - 2.57%
7,055	Boise Cascade Co.	217,223
3,401	Louisiana-Pacific Corp.	74,040
7,056	Verso Corp. - Class A *	198,344
		489,607
	Personal Products - 0.43%
706	USANA Health Sciences, Inc. *	82,616

	Pharmaceuticals - 3.21%
21,506	Innoviva, Inc. *	300,224
12,360	Mallinckrodt PLC *#	309,742
		609,966
	Professional Services - 3.11%
3,328	FTI Consulting, Inc. *	229,998
2,165	ICF International, Inc.	159,431
1,458	Kforce, Inc.	44,936
6,699	TrueBlue, Inc. *	156,288
		590,653
	Real Estate Management & Development - 2.16%
7,467	Altisource Portfolio Solutions SA *#	188,392
2,926	RMR Group, Inc. - Class A	222,025
		410,417
	Road & Rail - 2.37%
9,915	ArcBest Corp.	368,045
1,120	Avis Budget Group, Inc. *	31,494
2,619	Marten Transport Ltd.	50,442
		449,981
	Semiconductors & Semiconductor Equipment - 3.56%
25,466	Amkor Technology, Inc. *	182,082
9,582	Cirrus Logic, Inc. *	358,750
4,283	Nanometrics, Inc. *	137,313
		678,145

	Specialty Retail - 5.80%
2,957	Aaron's, Inc.	139,363
11,717	Abercrombie & Fitch Co. - Class A	230,825
3,235	American Eagle Outfitters, Inc.	74,599
3,602	Buckle, Inc.	73,481
4,569	Caleres, Inc.	156,260
1,301	Children's Place, Inc.	194,369
4,691	Shoe Carnival, Inc.	191,064
2,056	Tailored Brands, Inc.	43,197
		1,103,158
	Textiles, Apparel & Luxury Goods - 1.55%
22,302	Vera Bradley, Inc. *	294,163

	Thrifts & Mortgage Finance - 1.19%
3,230	Federal Agricultural Mortgage Corp.	225,583

	Tobacco - 1.60%
4,474	Universal Corp.	303,606

	Trading Companies & Distributors - 0.89%
7,643	BMC Stock Holdings, Inc. *	127,944
4,399	Foundation Building Materials, Inc. *	41,922
		169,866
	Total Common Stocks (Cost $19,804,434)	19,014,257

	Total Investments in Securities (Cost $19,804,434) - 99.93%	19,014,257
	Other Assets in Excess of Liabilities - 0.07%	13,645
	Net Assets - 100.00%	$19,027,902

* Non-income producing security.
# U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services, LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Small/Mid Cap Growth Fund
Schedule of Investments
at October 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.11%
	Aerospace & Defense - 3.16%
1,000	Axon Enterprise, Inc. *	$61,720
668	Curtiss-Wright Corp.	73,119
1,253	HEICO Corp.	105,039
1,465	National Presto Industries, Inc.	182,642
568	Spirit AeroSystems Holdings, Inc. - Class A	47,718
150	Teledyne Technologies, Inc. *	33,192
		503,430
	Air Freight & Logistics - 0.15%
261	XPO Logistics, Inc. *	23,328

	Auto Components - 0.24%
481	Visteon Corp. *	38,018

	Beverages - 0.94%
489	Boston Beer Co., Inc. - Class A *	150,265

	Biotechnology - 3.20%
1,456	Enanta Pharmaceuticals, Inc. *	112,345
1,154	Genomic Health, Inc. *	82,753
1,735	Ligand Pharmaceuticals, Inc. *	285,945
633	Myriad Genetics, Inc. *	28,504
		509,547
	Building Products - 1.56%
406	Armstrong World Industries, Inc. *	25,071
1,077	Continental Building Products, Inc. *	29,951
942	CSW Industrials, Inc. *	43,360
7,383	PGT, Inc. *	149,580
		247,962
	Capital Markets - 2.54%
1,286	Artisan Partners Asset Management, Inc. - Class A	35,249
799	Evercore Partners, Inc. - Class A	65,270
2,209	Federated Investors, Inc. - Class B	54,496
4,181	Houlihan Lokey, Inc.	172,174
1,451	SEI Investments Co.	77,556
		404,745
	Chemicals - 3.22%
2,174	Balchem Corp.	203,595
2,709	FutureFuel Corp.	44,428
550	Ingevity Corp. *	50,094
1,157	PolyOne Corp.	37,383
2,482	Westlake Chemical Corp.	176,967
		512,467

	Commercial Banks - 1.00%
828	Bank of N.T. Butterfield & Son Ltd. #	33,360
359	Commerce Bancshares, Inc.	22,832
333	SVB Financial Group *	78,998
1,148	TCF Financial Corp.	23,970
		159,160
	Commercial Services & Supplies - 2.09%
1,940	Casella Waste Systems, Inc. - Class A *	63,166
1,255	Copart, Inc. *	61,382
2,996	Interface, Inc.	48,805
1,604	Rollins, Inc.	94,957
1,230	SP Plus Corp. *	39,311
388	Tetra Tech, Inc.	25,624
		333,245
	Communications Equipment - 0.36%
761	NETGEAR, Inc. *	42,220
254	Plantronics, Inc.	14,978
		57,198
	Construction & Engineering - 1.50%
3,011	Comfort Systems USA, Inc.	161,028
1,031	Fluor Corp.	45,220
437	Jacobs Engineering Group, Inc.	32,814
		239,062
	Consumer Finance - 1.04%
2,068	FirstCash, Inc.	166,267

	Containers & Packaging - 0.12%
1,169	Myers Industries, Inc.	18,540

	Diversified Consumer Services - 0.27%
645	Weight Watchers International, Inc. *	42,635

	Diversified Financial Services - 0.85%
1,090	Morningstar, Inc.	136,032

	Diversified Telecommunication Services - 1.36%
16,364	Vonage Holdings Corp. *	216,987

	Electrical Equipment - 0.93%
2,125	Allied Motion Technologies, Inc.	92,778
665	Generac Holdings, Inc. *	33,735
351	Preformed Line Products Co.	22,183
		148,696
	Electronic Equipment, Instruments & Components - 3.05%
3,092	FLIR Systems, Inc.	143,191
1,932	Keysight Technologies, Inc. *	110,279
2,494	Park Electrochemical Corp.	44,044
3,714	Vishay Intertechnology, Inc.	67,966
2,402	Vishay Precision Group, Inc. *	77,945
255	Zebra Technologies Corp. - Class A *	42,407
		485,832
	Energy Equipment & Services - 0.22%
572	Helmerich & Payne, Inc.	35,630

	Food Products - 0.75%
1,309	Flowers Foods, Inc.	25,277
343	Lancaster Colony Corp.	58,783
365	Sanderson Farms, Inc.	35,912
		119,972

	Health Care Equipment & Supplies - 5.98%
4,954	CONMED Corp.	334,048
4,546	Haemonetics Corp. *	474,921
373	Inogen, Inc. *	70,710
255	Integer Holdings Corp. *	18,990
492	STERIS PLC #	53,781
		952,450
	Health Care Providers & Services - 4.57%
575	Amedisys, Inc. *	63,250
767	AMN Healthcare Services, Inc. *	38,826
884	Chemed Corp.	269,028
1,481	Encompass Health Corp.	99,671
1,065	Premier, Inc. - Class A *	47,925
1,552	Providence Service Corp. *	102,572
386	WellCare Health Plans, Inc. *	106,532
		727,804
	Health Care Technology - 1.94%
6,023	HMS Holdings Corp. *	173,583
2,791	NextGen Healthcare, Inc. *	41,223
1,030	Veeva Systems, Inc. - Class A *	94,091
		308,897
	Hotels, Restaurants & Leisure - 5.36%
5,009	BJ's Restaurants, Inc.	306,451
436	Churchill Downs, Inc.	108,830
2,848	Denny's Corp. *	49,413
1,016	Hyatt Hotels Corp. - Class A	70,307
1,286	Marcus Corp.	50,180
601	Nathan's Famous, Inc.	45,009
4,092	Penn National Gaming, Inc. *	99,354
342	Texas Roadhouse, Inc.	20,677
410	Vail Resorts, Inc.	103,041
		853,262
	Household Durables - 1.16%
983	Helen of Troy Ltd. *#	122,010
16	NVR, Inc. *	35,824
1,093	PulteGroup, Inc.	26,855
		184,689
	Insurance - 1.43%
351	Hanover Insurance Group, Inc.	39,094
796	Kemper Corp.	59,851
414	Reinsurance Group of America, Inc.	58,941
1,667	Universal Insurance Holdings, Inc.	69,981
		227,867
	Internet Software & Services - 3.28%
2,402	Blucora, Inc. *	69,466
565	Envestnet, Inc. *	29,391
1,616	Etsy, Inc. *	68,712
414	IAC/InterActiveCorp. *	81,388
5,267	QuinStreet, Inc. *	83,745
9,376	TechTarget, Inc. *	190,520
		523,222
	IT Services - 5.78%
2,833	Broadridge Financial Solutions, Inc.	331,291
483	CACI International, Inc. - Class A *	86,196
3,526	EVERTEC, Inc. #	91,958
680	GoDaddy, Inc. *	49,756
1,197	Jack Henry & Associates, Inc.	179,347
1,331	LiveRamp Holdings, Inc. *	60,800
2,906	Perficient, Inc. *	72,708
2,630	Unisys Corp. *	48,418
		920,474

	Leisure Products - 0.32%
668	Johnson Outdoors, Inc. - Class A	50,307

	Life Sciences Tools & Services - 2.17%
1,264	Bio-Techne Corp.	211,998
3,869	Luminex Corp.	111,311
430	Medpace Holdings, Inc. *	22,403
		345,712
	Machinery - 2.29%
1,247	Allison Transmission Holdings, Inc.	54,968
1,135	Blue Bird Corp. *	21,122
327	Donaldson Co., Inc.	16,769
2,207	Graco, Inc.	89,670
1,774	Harsco Corp. *	48,732
923	Hillenbrand, Inc.	44,212
700	IDEX Corp.	88,774
		364,247
	Media - 1.83%
1,972	John Wiley & Sons, Inc. - Class A	106,961
2,544	World Wrestling Entertainment, Inc. - Class A	184,669
		291,630
	Metals & Mining - 1.48%
2,307	Materion Corp.	131,107
1,408	Steel Dynamics, Inc.	55,757
921	United States Steel Corp.	24,434
851	Warrior Met Coal, Inc.	23,828
		235,126
	Multi-line Retail - 1.51%
2,605	Kohl's Corp.	197,277
470	Ollie's Bargain Outlet Holdings, Inc. *	43,663
		240,940
	Oil, Gas & Consumable Fuels - 2.85%
414	Arch Coal, Inc. - Class A	39,703
961	Continental Resources, Inc. *	50,625
2,893	CVR Energy, Inc.	124,399
2,437	Evolution Petroleum Corp.	25,101
1,594	HollyFrontier Corp.	107,499
1,717	PBF Energy, Inc. - Class A	71,856
5,188	W&T Offshore, Inc. *	34,967
		454,150
	Paper & Forest Products - 1.19%
2,905	Boise Cascade Co.	89,445
514	Domtar Corp.	23,803
2,724	Verso Corp. - Class A *	76,572
		189,820
	Personal Products - 2.01%
282	Inter Parfums, Inc.	16,635
1,434	Medifast, Inc.	303,549
		320,184
	Pharmaceuticals - 1.02%
1,979	Corcept Therapeutics, Inc. *	23,253
8,203	Endo International PLC *#	138,959
		162,212
	Professional Services - 2.67%
1,998	ASGN, Inc. *	134,026
1,595	CBIZ, Inc. *	35,377
581	FTI Consulting, Inc. *	40,153
2,887	Kforce, Inc.	88,977
414	Manpower, Inc.	31,584
850	Robert Half International, Inc.	51,451
922	TriNet Group, Inc. *	43,325
		424,893

	Real Estate Management & Development - 1.51%
402	Jones Lang LaSalle, Inc.	53,169
2,604	Marcus & Millichap, Inc. *	90,411
1,275	RMR Group, Inc. - Class A	96,747
		240,327
	Road & Rail - 1.06%
1,489	Marten Transport Ltd.	28,678
619	Old Dominion Freight Line, Inc.	80,730
503	Universal Logistics Holdings, Inc.	13,667
1,419	Werner Enterprises, Inc.	45,678
		168,753
	Semiconductors & Semiconductor Equipment - 2.42%
814	Cabot Microelectronics Corp.	79,463
3,989	Marvell Technology Group Ltd. #	65,459
1,222	Mellanox Technologies Ltd. *#	103,491
8,089	ON Semiconductor Corp. *	137,513
		385,926
	Software - 10.29%
529	ANSYS, Inc. *	79,112
3,723	AppFolio, Inc. - Class A *	212,583
1,989	Aspen Technology, Inc. *	168,846
1,421	Bottomline Technologies DE, Inc. *	94,695
2,550	Cadence Design Systems, Inc. *	113,654
2,780	Fortinet, Inc. *	228,460
5,855	Progress Software Corp.	188,180
3,502	PTC, Inc. *	288,600
1,583	SS&C Technologies Holdings, Inc.	80,986
239	Take-Two Interactive Software, Inc. *	30,800
1,078	VMware, Inc. - Class A *	152,418
		1,638,334
	Specialty Retail - 2.84%
1,348	American Eagle Outfitters, Inc.	31,085
879	America's Car-Mart, Inc. *	65,837
992	Burlington Stores, Inc. *	170,118
4,094	Cato Corp. - Class A	78,932
1,458	Gap, Inc.	39,803
3,185	Tailored Brands, Inc.	66,917
		452,692
	Textiles, Apparel & Luxury Goods - 2.97%
378	Carter's, Inc.	36,280
535	Columbia Sportswear Co.	48,300
7,157	Crocs, Inc. *	147,005
1,062	Deckers Outdoor Corp. *	135,055
728	Oxford Industries, Inc.	64,777
322	Ralph Lauren Corp.	41,734
		473,151
	Thrifts & Mortgage Finance - 0.20%
1,555	PennyMac Financial Services, Inc. - Class A	31,084

	Trading Companies & Distributors - 0.43%
234	Applied Industrial Technologies, Inc.	15,381
669	Beacon Roofing Supply, Inc. *	18,672
1,477	BlueLinx Holdings, Inc. *	34,783
		68,836
	Total Common Stocks (Cost $15,814,155)	15,786,007

	Total Investments in Securities (Cost $15,814,155) - 99.11%	15,786,007
	Other Assets in Excess of Liabilities - 0.89%	141,640
	Net Assets - 100.00%	$15,927,647

* Non-income producing security.
# U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services, LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Funds
Notes to Schedule of Investments
October 31, 2018 (Unaudited)

Note 1 – Securities Valuation

The O'Shaughnessy Funds' (the "Funds") investments in securities are carried at their fair value. Equity securities, including common stocks and preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.
These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' securities as of October 31, 2018:

All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,286,499	$-	$-	$1,286,499
Consumer Staples	681,810	-	-	681,810
Energy	668,259	-	-	668,259
Financials	1,420,354	-	-	1,420,354
Health Care	1,400,636	-	-	1,400,636
Industrials	1,181,756	-	-	1,181,756
Information Technology	2,109,019	-	-	2,109,019
Materials	399,145	-	-	399,145
Real Estate	64,637	-	-	64,637
Telecommunication Services	484,794	-	-	484,794
Total Common Stocks	9,696,909	-	-	9,696,909
Total Investments in Securities	$9,696,909	$-	$-	$9,696,909

Enhanced Dividend Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,280,470	$-	$-	$1,280,470
Consumer Staples	652,395	-	-	652,395
Energy	1,016,836	-	-	1,016,836
Financials	2,358,062	-	-	2,358,062
Health Care	107,823	-	-	107,823
Industrials	794,344	-	-	794,344
Information Technology	528,841	-	-	528,841
Materials	1,028,303	-	-	1,028,303
Telecommunication Services	1,412,483	-	-	1,412,483
Total Common Stocks	9,179,557	-	-	9,179,557
Total Investments in Securities	$9,179,557	$-	$-	$9,179,557

Market Leaders Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$16,255,617	$-	$-	$16,255,617
Consumer Staples	17,371,477	-	-	17,371,477
Energy	18,096,746	-	-	18,096,746
Financials	44,615,350	-	-	44,615,350
Health Care	5,921,655	-	-	5,921,655
Industrials	13,603,609	-	-	13,603,609
Information Technology	22,876,674	-	-	22,876,674
Materials	4,993,343	-	-	4,993,343
Telecommunication Services	2,810,871	-	-	2,810,871
Total Common Stocks	146,545,342	-	-	146,545,342
Total Investments in Securities	$146,545,342	$-	$-	$146,545,342

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,027,548	$-	$-	$3,027,548
Consumer Staples	1,176,276	-	-	1,176,276
Energy	1,919,958	-	-	1,919,958
Financials	3,387,121	-	-	3,387,121
Health Care	1,243,195	-	-	1,243,195
Industrials	3,460,922	-	-	3,460,922
Information Technology	2,091,320	-	-	2,091,320
Materials	1,700,679	-	-	1,700,679
Real Estate	410,417	-	-	410,417
Telecommunication Services	596,821	-	-	596,821
Total Common Stocks	19,014,257	-	-	19,014,257
Total Investments in Securities	$19,014,257	$-	$-	$19,014,257

Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,354,227	$-	$-	$2,354,227
Consumer Staples	590,422	-	-	590,422
Energy	489,781	-	-	489,781
Financials	1,194,622	-	-	1,194,622
Health Care	3,006,621	-	-	3,006,621
Industrials	2,522,450	-	-	2,522,450
Information Technology	3,486,356	-	-	3,486,356
Materials	955,952	-	-	955,952
Real Estate	240,326	-	-	240,326
Telecommunication Services	945,250	-	-	945,250
Total Common Stocks	15,786,007	-	-	15,786,007
Total Investments in Securities	$15,786,007	$-	$-	$15,786,007

Refer to the Funds' schedules of investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at October 31, 2018, the end of the reporting period.  There were no level 3 securities held in the Funds during the period ended October 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
                                             Jeffrey T. Rauman, President/Chief
                                             Executive Officer/Principal Executive Officer

Date                                                 12/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey T. Rauman
                                              Jeffrey T. Rauman, President/Chief Executive
                                              Officer/Principal Executive Officer

Date                                                 12/28/2018

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Vice President/Treasurer/Principal
                                              Financial Officer

Date                                                      12/28/2018

* Print the name and title of each signing officer under his or her signature.